NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2025
Short-Term Debt [Abstract]
Schedule of Notes Payable

at December 31	2025		2024
(millions of Canadian $, unless otherwise noted)	Outstanding	Weighted Average Interest Rate per Annum	Outstanding	Weighted Average Interest Rate per Annum

Canada[1]	584	3.9%	308	4.7%
U.S. (2025 – US$449; 2024 – US$55)	616	4.1%	79	4.7%
	1,200		387
1At December 31, 2025, Notes payable consisted of Canadian dollar-denominated notes of $68 million (2024 – nil) and U.S. dollar-denominated notes of US$348 million (2024 – US$214 million).

Schedule of Credit Facilities	These unsecured credit facilities included the following:

at December 31
(billions of Canadian $, unless otherwise noted)			2025			2024
Borrowers	Description	Matures	Total Facilities		Unused Capacity[1]	Total Facilities

Committed, syndicated, revolving, extendible, senior unsecured credit facilities[2]:
TCPL	Supports commercial paper program and for general corporate purposes	December 2030	3.0		2.9	3.0
TCPL / TCPL USA	Supports commercial paper programs and for general corporate purposes of the borrowers, guaranteed by TCPL	December 2026	US 1.0		US 0.8	US 1.0
TCPL / TCPL USA	Supports commercial paper programs and for general corporate purposes of the borrowers, guaranteed by TCPL	December 2028	US 2.5		US 2.3	US 2.5
Columbia Pipelines Holding Company LLC[3]	Supports commercial paper program and general corporate purposes of the borrower	December 2028	US 1.5		US 1.1	US 1.5

Demand senior unsecured revolving credit facilities[2]:
TCPL / TCPL USA	Supports the issuance of letters of credit and provides additional liquidity; TCPL USA facility guaranteed by TCPL	Demand	2.0	4	1.3	2.0	4
1Unused capacity is net of commercial paper outstanding and facility draws.
2Provisions of various trust indentures and credit arrangements with the Company's subsidiaries can restrict their ability to declare and pay dividends or make distributions under certain circumstances. If such restrictions apply, they may, in turn, have an impact on the Company's ability to declare and pay dividends on common and preferred shares. These trust indentures and credit arrangements also require the Company to comply with various affirmative and negative covenants and maintain certain financial ratios. At December 31, 2025, the Company was in compliance with all financial covenants.
3Columbia Pipelines Holding Company LLC is a partially-owned subsidiary of TC Energy with 40 per cent non-controlling interest.
4Or the U.S. dollar equivalent.